Intangible Assets (Details Narrative) - Computer software [member]	12 Months Ended
Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Amortization rate	13.22%
Description of discount and growth rate	The discount rate applied to cash flow projections was 10.40% on December 31, 2021 (9.80% on December 31, 2020), and cash flows that exceed the three years period are extrapolated using a growth rate of 6.60% on December 31, 2021 (4.57% on December 31, 2020)
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful life (in years)	5 years
Top of range [member]
IfrsStatementLineItems [Line Items]
Useful life (in years)	10 years